Repossessed Assets Acquired In Settlement Of Loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, Beginning Of Period	$ 14,160,099	$ 14,433,853	$ 10,773,050
Additions	2,456,478	4,276,679	15,581,977
Capital Improvements	0	36,877	549,458
Sales	(6,929,152)	(3,978,390)	(11,061,070)
Write Downs	(2,933,000)	(608,920)	(1,409,562)
Balance, End Of Period	$ 6,754,425	$ 14,160,099	$ 14,433,853